SHARE-BASED COMPENSATION (Details 2) - $ / shares		12 Months Ended
		Feb. 28, 2017	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	[1]	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	[2]	2.36%	1.97%
Expected life (years)	[3]	7 years 11 months 1 day	8 years 9 months
Volatility	[4]	33.80%	34.70%
Fair value of options at grant date per share		$ 19.13	$ 10.65
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	[2]	1.34%	1.64%
Expected life (years)	[3]	6 years 6 months 22 days	6 years 3 months
Volatility	[4]	33.10%	34.00%
Fair value of options at grant date per share		$ 13.04	$ 7.66

[1]	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.
[2]	Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.
[3]	Assumption of the expected term were based on the vesting and contractual terms and employee demographics.
[4]	The volatility assumption was estimated based historical volatility of the Company’s share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.